INCOME TAXES (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes Details Narrative
Tax loss carryforwards	$ 3,500,000	$ 2,560,000
Deferred tax assets	1,330,000	974,000	600,000
Valuation allowance	1,330,000	974,000	600,000
Valuation allowance increase	$ 356,000	$ 374,000